Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	₩ 85,003,616	₩ 76,009,201	₩ 57,466,678
Interest income	247,005	292,243	372,174
Interest expenses	(607,458)	(439,826)	(638,797)
Depreciation and amortization	(3,687,621)	(3,579,446)	(3,621,740)
Impairment loss on property, plant and equipment and others	(583,845)	(535,848)	(229,846)
Share of loss of equity-accounted investees, net	676,260	649,569	133,297
Income tax expense	(461,534)	(2,213,827)	(224,272)
Segment profit	3,585,957	7,175,982	1,748,492
Assets	99,021,750	92,298,890
Liabilities	40,829,853	37,584,924
External customers [member]
Disclosure of operating segments [line items]
Revenues	253,412	(323,144)	(326,118)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	141,108,702	123,039,762	89,748,804
Interest income	280,741	318,241	404,942
Interest expenses	(715,683)	(514,474)	(725,487)
Depreciation and amortization	(3,758,804)	(3,685,343)	(3,661,357)
Impairment loss on property, plant and equipment and others	(259,316)	(352,586)	(78,257)
Share of loss of equity-accounted investees, net	(310,388)	(389,336)	(609,003)
Income tax expense	(2,740,420)	(2,330,427)	(300,378)
Segment profit	1,690,991	7,437,950	1,312,569
Assets	155,401,722	117,387,205	101,272,738
Investment in subsidiaries, associates and joint ventures	51,555,814	20,368,327	18,895,337
Acquisition of non-currentassets	5,630,768	3,611,804	3,486,765
Liabilities	50,114,430	46,593,859	38,937,462
Reportable segments [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		123,039,762	89,748,804
Interest income		318,241	404,942
Interest expenses		(514,474)	(725,487)
Depreciation and amortization		(3,685,343)	(3,661,357)
Impairment loss on property, plant and equipment and others		(352,586)	(78,257)
Share of loss of equity-accounted investees, net		(389,336)	(609,003)
Income tax expense		(2,330,427)	(300,378)
Segment profit		7,437,950	1,312,569
Assets		117,387,205	101,272,738
Investment in subsidiaries, associates and joint ventures		20,368,327	18,895,337
Acquisition of non-currentassets		3,611,804	3,486,765
Liabilities		46,593,859	38,937,462
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	84,750,204	76,332,345	57,792,796
Reportable segments [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		76,332,345	57,792,796
Reportable segments [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	56,358,498	46,707,417	31,956,008
Reportable segments [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		46,707,417	31,956,008
Reportable segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	37,338,426	29,491,494	20,487,275
Reportable segments [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		29,335,557	20,367,782
Reportable segments [member] | Steel [member]
Disclosure of operating segments [line items]
Revenues	70,649,647	63,548,916	44,258,320
Interest income	141,047	179,841	233,833
Interest expenses	(446,058)	(313,769)	(467,767)
Depreciation and amortization	(3,036,041)	(3,000,179)	(3,040,316)
Impairment loss on property, plant and equipment and others	(234,904)	(249,645)	(37,623)
Share of loss of equity-accounted investees, net	(6,239)	(261,363)	(409,889)
Income tax expense	(565,353)	(2,045,079)	(77,682)
Segment profit	1,711,940	6,587,903	711,882
Assets	66,143,103	80,953,507	71,105,618
Investment in subsidiaries, associates and joint ventures	2,659,443	16,567,555	15,425,607
Acquisition of non-currentassets	3,287,878	2,194,346	2,819,217
Liabilities	25,111,665	25,714,577	20,976,864
Reportable segments [member] | Steel [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		63,548,916	44,258,320
Interest income		179,841	233,833
Interest expenses		(313,769)	(467,767)
Depreciation and amortization		(3,000,179)	(3,040,316)
Impairment loss on property, plant and equipment and others		(249,645)	(37,623)
Share of loss of equity-accounted investees, net		(261,363)	(409,889)
Income tax expense		(2,045,079)	(77,682)
Segment profit		6,587,903	711,883
Assets		80,953,507	71,105,618
Investment in subsidiaries, associates and joint ventures		16,567,555	15,425,607
Acquisition of non-currentassets		2,194,346	2,819,217
Liabilities		25,714,577	20,976,864
Reportable segments [member] | Steel [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	44,546,966	41,093,405	28,892,877
Reportable segments [member] | Steel [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		41,093,405	28,892,877
Reportable segments [member] | Steel [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	26,102,681	22,455,511	15,365,443
Reportable segments [member] | Steel [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		22,455,511	15,365,443
Reportable segments [member] | Steel [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	18,226,727	14,940,813	10,545,577
Reportable segments [member] | Steel [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		14,940,813	10,545,577
Reportable segments [member] | Green Infrastructure Construction [Member]
Disclosure of operating segments [line items]
Revenues	8,885,491	7,412,514	7,609,991
Interest income	68,774	72,830	103,974
Interest expenses	(44,309)	(39,134)	(60,768)
Depreciation and amortization	(64,813)	(69,777)	(313,134)
Impairment loss on property, plant and equipment and others	(32)	(10)	(32,184)
Share of loss of equity-accounted investees, net	(2,792)	(45,778)	(65,409)
Income tax expense	(92,715)	(116,799)	(57,178)
Segment profit	137,911	164,276	150,021
Assets	8,878,530	8,136,549	7,658,130
Investment in subsidiaries, associates and joint ventures	565,873	538,484	603,752
Acquisition of non-currentassets	53,708	10,233	180,005
Liabilities	4,937,907	4,451,055	4,260,003
Reportable segments [member] | Green Infrastructure Construction [Member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	7,667,696	6,398,366	6,576,170
Reportable segments [member] | Green Infrastructure Construction [Member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	1,217,795	1,014,148	1,033,821
Reportable segments [member] | Green Infrastructure Construction [Member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	1,074,088	940,408	965,409
Reportable segments [member] | Green Infrastructure Trading [Member]
Disclosure of operating segments [line items]
Revenues	49,589,760	45,290,449	32,292,025
Interest income	37,603	30,265	44,528
Interest expenses	(156,663)	(100,419)	(127,800)
Depreciation and amortization	(392,969)	(343,489)	(71,144)
Impairment loss on property, plant and equipment and others	(23,035)	(66,157)	(8,226)
Share of loss of equity-accounted investees, net	(29,541)	(70,321)	(116,074)
Income tax expense	(189,535)	(101,622)	(92,589)
Segment profit	525,500	324,888	157,152
Assets	15,693,605	16,373,409	13,152,462
Investment in subsidiaries, associates and joint ventures	1,821,243	2,066,688	1,958,333
Acquisition of non-currentassets	622,678	478,278	36,385
Liabilities	10,097,503	11,049,017	8,804,555
Reportable segments [member] | Green Infrastructure Trading [Member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	25,955,458	25,065,608	19,345,222
Reportable segments [member] | Green Infrastructure Trading [Member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	23,634,302	20,224,841	12,946,803
Reportable segments [member] | Green Infrastructure Trading [Member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	11,853,034	10,653,742	6,413,835
Reportable segments [member] | Green Infrastructure Energy and Others [Member]
Disclosure of operating segments [line items]
Revenues	7,425,508	2,916,259	2,568,610
Interest income	23,928	12,905	15,944
Interest expenses	(56,799)	(47,827)	(57,747)
Depreciation and amortization	(149,754)	(142,426)	(129,478)
Impairment loss on property, plant and equipment and others	(292)	(25,270)	(141)
Share of loss of equity-accounted investees, net	(8,552)	(11,874)	(17,631)
Income tax expense	(93,210)	(37,970)	(48,003)
Segment profit	293,859	182,739	178,111
Assets	6,612,825	5,459,441	5,121,834
Investment in subsidiaries, associates and joint ventures	957,168	886,318	609,725
Acquisition of non-currentassets	125,942	152,445	62,243
Liabilities	3,683,068	3,124,777	3,035,137
Reportable segments [member] | Green Infrastructure Energy and Others [Member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	3,998,959	2,061,277	1,739,469
Reportable segments [member] | Green Infrastructure Energy and Others [Member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	3,426,549	854,982	829,141
Reportable segments [member] | Green Infrastructure Energy and Others [Member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	3,442,447	828,635	805,270
Reportable segments [member] | Green materials and energy [member]
Disclosure of operating segments [line items]
Revenues	3,388,760	2,089,162	1,613,688
Interest income	22,708	19,073	1,909
Interest expenses	(11,770)	(9,373)	(7,132)
Depreciation and amortization	(94,416)	(84,390)	(68,633)
Impairment loss on property, plant and equipment and others	(1,053)	(11,504)	(83)
Income tax expense	(14,120)	(10,698)	(8,123)
Segment profit	109,209	111,756	50,426
Assets	6,652,469	4,692,597	2,511,066
Investment in subsidiaries, associates and joint ventures	600,277	188,532	158,560
Acquisition of non-currentassets	1,169,725	661,376	263,646
Liabilities	2,127,424	1,519,026	1,084,585
Reportable segments [member] | Green materials and energy [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	2,451,785	1,241,957	771,575
Reportable segments [member] | Green materials and energy [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	936,975	847,205	842,113
Reportable segments [member] | Green materials and energy [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	923,552	843,576	838,099
Reportable segments [member] | Trading [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		45,290,449	32,292,025
Interest income		30,265	44,528
Interest expenses		(100,419)	(127,800)
Depreciation and amortization		(343,489)	(313,134)
Impairment loss on property, plant and equipment and others		(66,157)	(8,226)
Share of loss of equity-accounted investees, net		(70,321)	(116,074)
Income tax expense		(101,622)	(92,589)
Segment profit		324,888	157,152
Assets		16,373,409	13,152,462
Investment in subsidiaries, associates and joint ventures		2,066,688	1,958,333
Acquisition of non-currentassets		478,278	180,005
Liabilities		11,049,017	8,804,555
Reportable segments [member] | Trading [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		25,065,608	19,345,222
Reportable segments [member] | Trading [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		20,224,841	12,946,803
Reportable segments [member] | Trading [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		10,653,742	6,413,835
Reportable segments [member] | Construction [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		7,412,514	7,609,991
Interest income		72,830	103,974
Interest expenses		(39,134)	(60,768)
Depreciation and amortization		(69,777)	(71,144)
Impairment loss on property, plant and equipment and others		(10)	(32,184)
Share of loss of equity-accounted investees, net		(45,778)	(65,409)
Income tax expense		(116,799)	(57,178)
Segment profit		164,276	150,021
Assets		8,136,549	7,658,130
Investment in subsidiaries, associates and joint ventures		538,484	603,752
Acquisition of non-currentassets		10,233	36,385
Liabilities		4,451,055	4,260,003
Reportable segments [member] | Construction [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		6,398,366	6,576,170
Reportable segments [member] | Construction [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		1,014,148	1,033,821
Reportable segments [member] | Construction [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		940,408	965,409
Reportable segments [member] | Other reportable segment [member]
Disclosure of operating segments [line items]
Revenues	1,169,536	1,782,462	1,406,170
Interest income	(13,319)	3,327	4,754
Interest expenses	(84)	(3,952)	(4,273)
Depreciation and amortization	(20,811)	(45,082)	(38,652)
Share of loss of equity-accounted investees, net	(263,264)
Income tax expense	(1,785,487)	(18,259)	(16,803)
Segment profit	(1,087,428)	66,388	64,976
Assets	51,421,190	1,771,702	1,723,628
Investment in subsidiaries, associates and joint ventures	44,951,810	120,750	139,360
Acquisition of non-currentassets	370,837	115,126	125,269
Liabilities	4,156,863	735,407	776,318
Reportable segments [member] | Other reportable segment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		6,787,883	5,588,468
Interest income		35,305	22,607
Interest expenses		(61,152)	(69,152)
Depreciation and amortization		(271,898)	(236,763)
Impairment loss on property, plant and equipment and others		(36,774)	(224)
Share of loss of equity-accounted investees, net		(11,874)	(17,631)
Income tax expense		(66,927)	(72,929)
Segment profit		360,883	293,513
Assets		11,923,740	9,356,528
Investment in subsidiaries, associates and joint ventures		1,195,600	907,645
Acquisition of non-currentassets		928,947	451,158
Liabilities		5,379,210	4,896,040
Reportable segments [member] | Other reportable segment [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	129,340	471,732	467,483
Reportable segments [member] | Other reportable segment [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		3,774,966	2,978,527
Reportable segments [member] | Other reportable segment [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	1,040,196	1,310,730	938,687
Reportable segments [member] | Other reportable segment [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		3,012,917	2,609,941
Reportable segments [member] | Other reportable segment [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	₩ 1,818,578	1,284,320	919,085
Reportable segments [member] | Other reportable segment [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		₩ 2,800,594	₩ 2,442,961